As filed with the Securities and Exchange                     File No. 333-05173
Commission on July 30, 1998                                    File No. 811-7651

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 5

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 6

                         AETNA VARIABLE PORTFOLIOS, INC.
                         -------------------------------

             151 Farmington Avenue RE4A, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
                       Aeltus Investment Management, Inc.
                242 Trumbull Street, Hartford, Connecticut 06103
             -------------------------------------------------------
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


             X         on October 1, 1998 pursuant to paragraph (a)(1)
          --------

                        Aetna Variable Portfolios, Inc.
                              Cross-Reference Sheet


Form N-1A
 Item No.                               Part A                          Caption in Prospectus
 --------                               ------                          ---------------------

    1           Cover Page...........................................   Cover Page

    2           Synopsis.............................................   Not applicable

    3           Condensed Financial Information......................   Financial Highlights

    4           General Description of Registrant....................   Cover Page
                                                                        The Fund
                                                                        Description of the Variable
                                                                          Portfolios
                                                                        Investment Techniques
                                                                        Risk Factors and Other
                                                                          Considerations
                                                                        Concentration

    5           Management of the Fund...............................   Management of the Variable
                                                                          Portfolios

    5A          Management's Discussion of Fund Performance..........   Not applicable

    6           Capital Stock and Other Securities...................   Purchase and Redemption of
                                                                          Shares
                                                                        Net Asset Value
                                                                        General Information
                                                                        Tax Matters

    7           Purchase of Securities Being Offered.................   The Fund
                                                                        Purchase and Redemption of
                                                                          Shares
                                                                        Net Asset Value

    8           Redemption or Repurchase.............................   Purchase and Redemption of
                                                                          Shares
                                                                        Net Asset Value

    9           Pending Legal Proceedings............................   Not applicable

                         Aetna Variable Portfolios, Inc.
                              Cross-Reference Sheet


Form N-1A                                                               Caption in Statement of Additional
 Item No.                               Part B                                      Information
 --------                               ------                                      -----------

    10          Cover Page...........................................   Cover Page

    11          Table of Contents....................................   Table of Contents

    12          General Information and History......................   General Information and History

    13          Investment Objectives and Policies...................   Additional Investment Restrictions
                                                                          and Policies of the Variable
                                                                          Portfolios
                                                                        Description of Various Securities and
                                                                          Investment Techniques

    14          Management of the Fund...............................   Directors and Officers

    15          Control Persons and Principal Holders of Securities..   Control Persons and Principal
                                                                          Shareholders

    16          Investment Advisory and Other Services...............   The Investment Advisory Agreement
                                                                        The Administrative Services
                                                                          Agreement
                                                                        Custodian
                                                                        Independent Auditors

    17          Brokerage Allocation and Other Practices.............   Brokerage Allocation and Trading
                                                                          Polices

    18          Capital Stock and Other Securities...................   Description of Shares
                                                                        Purchase and Redemption of Shares
                                                                        Voting Rights

    19          Purchase, Redemption and Pricing of Securities Being
                Offered..............................................   Purchase and Redemption of Shares
                                                                        Net Asset Value

    20          Tax Status...........................................   Tax Status

    21          Underwriters.........................................   Principal Underwriter

    22          Calculation of Performance Data......................   Performance Information

    23          Financial Statements.................................   Financial Statements

                                     Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                  Part A and B

The Prospectus is incorporated into Part A of this Post-Effective Amendment No. 5 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933 (1933 Act), as filed electronically on May 4, 1998 (Accession No. 0000950146-98-0000761). The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 5 by reference to the Fund's filing under Rule 497(j) under the 1933 Act as filed electronically on May 4, 1998 (Accession No. 0000950146-98-0000761).

                         AETNA VARIABLE PORTFOLIOS, INC.

                        Supplement dated October 1, 1998

The information in this Supplement for Aetna Variable Portfolios, Inc. (Fund) updates and amends the information contained in the Prospectus dated May 1, 1998. This Supplement should be read with the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus.

The following replaces the last sentence of the third paragraph of the section entitled "Investment Techniques - Options, Futures and Other Derivative Instruments" on page 13:

Each Portfolio may invest up to 30% of its assets in lower risk derivatives for hedging or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Forward exchange contracts are excluded from this 30% limitation.

The following replaces the sections entitled "Performance - Performance of Similarly Managed Funds" and "Performance - Private Account Performance" on pages 17 through 19:

Performance of Similarly Managed Funds

Small Company, International, Index Plus Large Cap and Growth are recently organized and do not yet have long-term performance records. However, these Portfolios have the same investment objective and follow substantially the same investment strategies as certain series of an investment company registered under the Investment Company Act of 1940 (1940 Act) whose shares are currently sold to the public (public fund) and are managed by Aeltus.

Set forth below is the historical performance of each comparable series of the public fund. Investors should not consider the performance data of the series of the public fund as an indication of the future performance of the Portfolios. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the series of the public fund, and not those paid by the Portfolios. The results shown reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Portfolios to calculate their own performance.

The figures also do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of the VA Contracts and VLI Policies. Investors should refer to the separate account prospectus describing the VA Contracts and VLI Policies for information pertaining to these insurance fees and charges. The insurance separate account fees decrease the performance of the Portfolios.

The following table shows average annual total returns for the period ended June 30, 1998 for the Portfolios, the comparable series and their respective benchmark indices.

SMALL COMPANY                                                       1 YEAR                 3 YEARS
Aetna Variable Portfolios, Inc., Small Company(1)
Aetna Series Fund, Inc., Aetna Small Company
     Fund (Class I)(1)
Russell 2000 Index

                                                                  12/31/97            1 YEAR         3 YEARS         5 YEARS
INTERNATIONAL                                                 Through 6/30/98
Aetna Variable Portfolios, Inc., International(2)
Aetna Series Fund, Inc., Aetna International
   Fund (Class I)(2)
MSCI-EAFE Index

INDEX PLUS LARGE CAP                                                1 YEAR
Aetna Variable Portfolios, Inc., Index Plus
   Large Cap(3)
Aetna Series Fund, Inc., Aetna Index Plus
   Large Cap Fund (Class I)(3)
S&P 500 Stock Index

GROWTH                                                              1 YEAR                 3 YEARS
Aetna Variable Portfolios, Inc., Growth(4)
Aetna Series Fund, Inc., Aetna Growth Fund
   (Class I)(4)
S&P 500 Stock Index

1 Through June 30, 1998, the since inception average annual returns of Small Company, a Portfolio of Aetna Variable Portfolios, Inc., and Aetna Small Company Fund (Class I), a series of Aetna Series Fund, Inc., were ____% (inception December 27, 1996) and ____% (inception December 23, 1993), respectively.
2 Through June 30, 1998, the since inception performance (not annualized) of International, a Portfolio of Aetna Variable Portfolios, Inc., and the average annual return of Aetna International Fund (Class I), a series of Aetna Series Fund, Inc., were ____% (inception December 22, 1997) and ____% (inception December 27, 1991), respectively.
3 Through June 30, 1998, the since inception average annual returns of Index Plus Large Cap, a Portfolio of Aetna Variable Portfolios, Inc., and Aetna Index Plus Large Cap Fund (Class I), a series of Aetna Series Fund, Inc., were ____% (inception September 16, 1996) and ____% (inception December 10,
    1996), respectively.
4 Through June 30, 1998, the since inception average annual returns of Growth, a Portfolio of Aetna Variable Portfolios, Inc., and Aetna Growth Fund (Class
    I), a series of Aetna Series Fund, Inc., were ____% (inception December 13,
    1996) and ____% (inception December 23, 1993), respectively.

Private Account Performance

Index Plus Large Cap, Value Opportunity, Growth, Index Plus Bond and High Yield are recently organized and do not yet have long-term performance records. However, each of those Portfolios has an investment objective, policies and strategies which are substantially similar to those employed by Aeltus with respect to certain Private Accounts. The performance of Index Plus Large Cap, Value Opportunity, Growth, Index Plus Bond and High Yield may vary from the Private Account performance because the Private Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the Private Accounts.

The Private Account Performance data, shown below, was calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR). AIMR is a non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers.

The chart below shows the Index Plus Large Cap, Value Opportunity, Growth, Index Plus Bond and High Yield Private Account performance data. The Private Account performance figures are time-weighted rates of return which include all income and accrued income and realized and unrealized gains or losses and reflect the deduction of investment advisory fees and other expenses actually charged to the Private Accounts. The fees and expenses charged to the Private Accounts are significantly lower than those charged to any Portfolio. Had Portfolio-level expenses been charged to the Private Accounts, performance would have been lower.

Investors should not consider the performance data of these Private Accounts as an indication of the future performance of a Portfolio.

The following table shows average annual total returns for the period ended June 30, 1998 for the Portfolios, the comparable private accounts and their respective benchmark indices.

PRIVATE ACCOUNT PERFORMANCE


INDEX PLUS LARGE CAP COMPOSITE                                      1 YEAR                 5 YEARS
Aetna Variable Portfolios, Inc., Index Plus Large Cap(1)
Index Plus Large Cap Composite
S&P 500 Stock Index

VALUE OPPORTUNITY COMPOSITE                                         1 YEAR                 5 YEARS
Aetna Variable Portfolios, Inc., Value Opportunity(2)
Value Opportunity Composite
S&P 500 Stock Index

GROWTH COMPOSITE                                                    1 YEAR                 5 YEARS               10 YEARS
Aetna Variable Portfolios, Inc., Growth(3)
Growth Composite
S&P 500 Stock Index

                                                                   12/31/97
                                                                   THROUGH
HIGH YIELD PRIVATE ACCOUNT                                         6/30/98                 1 YEAR
Aetna Variable Portfolios, Inc., High Yield(4)
High Yield Account
Merrill Lynch High Yield Index

                                                           12/31/97
                                                           THROUGH
INDEX PLUS BOND COMPOSITE                                  6/30/98               1 YEAR            5 YEARS         10 YEARS
Aetna Variable Portfolios, Inc., Index Plus Bond(5)
Index Plus Bond Composite
LBAB Index

1. Through June 30, 1998, the since inception average annual return of Index Plus Large Cap, a Portfolio of Aetna Variable Portfolios, Inc., was ____% (inception September 16, 1996).
2. Through June 30, 1998, the since inception average annual return of Value Opportunity, a Portfolio of Aetna Variable Portfolios, Inc., was ____% (inception December 13, 1996).
3. Through June 30, 1998, the since inception average annual return of Growth, a Portfolio of Aetna Variable Portfolios, Inc., was ____% (inception December 13, 1996).
4. Through June 30, 1998, the since inception performance (not annualized) of High Yield, a Portfolio of Aetna Variable Portfolios, Inc., was ____% (inception December 10, 1997).
5. Through June 30, 1998, the since inception performance (not annualized) of Index Plus Bond, a Portfolio of Aetna Variable Portfolios, Inc., was ____% (inception December 18, 1997).

The following new information is added prior to the section entitled "Management of the Variable Portfolios - Portfolio Management" on page 20:

Subadviser Effective October 1, 1998, Bradley, Foster & Sargent, Inc. ("Bradley") has been appointed subadviser to Value Opportunity pursuant to an agreement entered into by Aeltus, the Fund on behalf of Value Opportunity, and Bradley. Bradley is a Connecticut corporation organized in 1993, with its primary office located at City Place II--185 Asylum Street, Hartford, Connecticut 06103, and is registered with the SEC as an investment adviser. While Bradley has not previously served as an investment adviser or subadviser to a mutual fund, it does manage private client assets as well as 401(k), profit sharing and other retirement plan assets. As of June 1, 1998, Bradley managed in excess of $350 million.

The Subadvisory Agreement gives Bradley broad latitude to select securities for Value Opportunity consistent with the investment objective and policy of that Portfolio, and subject to Aeltus' oversight. The Agreement contemplates that Bradley will be responsible only for making and communicating investment decisions. Aeltus will remain responsible for all other aspects of managing and administering Value Opportunity, including trade execution.

The Subadvisory Agreement for Value Opportunity provides that, for the duration of the Agreement, Aeltus will pay Bradley a subadvisory fee, to be paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets on the first $250 million of assets, and 0.10% of the Portfolio's average daily net assets on assets above $250 million.

The following replaces the section entitled "Management of the Variable Portfolios - Value Opportunity" on page 20:

Value Opportunity Peter Canoni, Principal, Bradley, Foster & Sargent, Inc., is responsible for the daily management of Value Opportunity. Before joining Bradley, Mr. Canoni was a Managing Director of Aeltus and the portfolio manager of Value Opportunity from its inception on December 13, 1996 through August 3, 1998.

The following replaces the reference to "Transfer, Dividend Disbursing and Redemption Agent" on the back cover of the Prospectus:

              TRANSFER, DIVIDEND DISBURSING
              AND REDEMPTION AGENT

              First Data Investors Services Group, Inc.
              4400 Computer Drive
              Westborough, Massachusetts  01581

The following financial information replaces the section entitled "Financial Highlights" on pages 3 through 7:

 [to be filed]









Form Number                                                         October 1998

                         AETNA VARIABLE PORTFOLIOS, INC.

              Supplement dated October 1, 1998 to the Statement of
                    Additional Information dated May 1, 1998

The information in this Supplement for Aetna Variable Portfolios, Inc. (Fund) updates and amends the information contained in the Statement of Additional Information (Statement) dated May 1, 1998 and should be read with that Statement and the Fund's Prospectus.


The following replaces the section entitled "Control Persons and Principal Shareholders" on page 17:

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 30, 1998, Aetna Life Insurance Company (ALIC) owned 72.75% of Aetna International VP's outstanding voting securities and Aetna Life Insurance and Annuity Company (Aetna) had a controlling interest in the following Portfolios:

                                                                         % Aetna

               Aetna Value Opportunity VP                                 92.47%
               Aetna Growth VP                                            92.47%
               Aetna Index Plus Large Cap VP                              96.50%
               Aetna Small Company VP                                     94.85%
               Aetna Index Plus Bond VP                                  100.00%
               Aetna Index Plus Mid Cap VP                               100.00%
               Aetna Mid Cap VP                                          100.00%
               Aetna Index Plus Small Cap VP                             100.00%
               Aetna High Yield VP                                       100.00%
               Aetna Real Estate Securities VP                            99.43%
               Aetna International VP                                     27.07%

Shares of the Variable Portfolios may be owned directly by insurance companies or by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (VA Contracts) and variable life insurance policies (VLI Policies). See "Voting Rights".

As of June 30, 1998, officers and Directors owned less than 1% of the outstanding shares of any of the Series.

Aetna is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc., which is in turn an indirect wholly-owned subsidiary of Aetna Inc. ALIC is a wholly-owned subsidiary of Aetna Services, Inc. which is in turn a wholly-owned subsidiary of Aetna Inc. Aetna's and ALIC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Aetna is registered with the Commission as an investment adviser.

The following replaces the first table in the section entitled "Directors and Officers" on pages 19 through 21:

--------------------------------------------------------------------------------------------------------------------------------

                                                               Principal Occupation During Past Five Years (and
                                Position(s) Held with the      Positions held with Affiliated Persons or Principal
Name Address and Age            Fund                           Underwriters of the Fund)
--------------------------------------------------------------------------------------------------------------------------------
J. Scott Fox*                   Director and President         Director, Managing Director, Chief Operating Officer, Chief
242 Trumbull Street                                            Financial Officer, Aeltus Investment Management, Inc., October
Hartford, Connecticut                                          1997 to present; Vice President, Aetna Retirement Services, Inc.,
Age 43                                                         April 1997 to present; Director and Senior Vice President, Aetna
                                                               Life Insurance and Annuity Company, March 1997 to February 1998;
                                                               Director, Managing Director, Chief Operating Officer, Chief
                                                               Financial Officer and Treasurer, Aeltus, April 1994 to March 1997;
                                                               Managing Director and Treasurer, Equitable Capital Management
                                                               Corp., March 1987 to September 1993.

--------------------------------------------------------------------------------------------------------------------------------
Wayne F. Baltzer                Vice President                 Vice President, Aetna Investment Services, Inc., July 1993 to
242 Trumbull Street                                            present.
Hartford, Connecticut
Age 55

--------------------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.         Director                       Professor, Middle Tennessee State University, 1991 to present.
3029 St. Johns Drive
Murfreesboro, Tennessee
Age 57

--------------------------------------------------------------------------------------------------------------------------------
Amy R. Doberman                 Secretary                      Vice President, Law, Aeltus Investment Management, Inc., April
242 Trumbull Street                                            1998 to present; Counsel, Aetna Life Insurance and Annuity
Hartford, Connecticut                                          Company, December 1996 to present; Attorney, Securities and
Age 36                                                         Exchange Commission, March 1990 to November 1996.

--------------------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti               Director                       Manager/Attorney, Health Services, New York City Department of
325 Piermont Road                                              Mental Health, Mental Retardation and Alcohol Services, 1973 to
Closter, New Jersey                                            present.
Age 55

--------------------------------------------------------------------------------------------------------------------------------
David L. Grove                  Director, Chairperson          Private Investor; Economic/Financial Consultant, December 1985 to
5 The Knoll                     Contract Committee             present.
Armonk, New York
Age 80

--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------

                                                               Principal Occupation During Past Five Years (and
                                Position(s) Held with the      Positions held with Affiliated Persons or Principal
Name Address and Age            Fund                           Underwriters of the Fund)
--------------------------------------------------------------------------------------------------------------------------------
John Y. Kim*                    Director                       Director, President, Chief Executive Officer, Chief Investment
242 Trumbull Street                                            Officer, Aeltus Investment Management, Inc., December 1995 to
Hartford, Connecticut                                          present; Director, Aetna Life Insurance and Annuity Company,
Age 38                                                         February 1995 to March 1998; Senior Vice President, Aetna Life
                                                               Insurance and Annuity Company, September 1994 to present.

--------------------------------------------------------------------------------------------------------------------------------
Sidney Koch                     Director                       Financial Adviser, self-employed, January 1993 to present.
455 East 86th Street
New York, New York
Age 63

--------------------------------------------------------------------------------------------------------------------------------
Frank Litwin                    Vice President                 Managing Director, Aeltus Investment Management, Inc., August 1997
242 Trumbull Street                                            to present; Vice President, Fidelity Investments Institutional
Hartford, Connecticut                                          Services Company, April 1992 to August 1997.
Age 49

--------------------------------------------------------------------------------------------------------------------------------
Shaun P. Mathews*               Director                       Vice President/Senior Vice President, Aetna Life Insurance and
151 Farmington Avenue                                          Annuity Company, March 1991 to present; Vice President, Aetna Life
Hartford, Connecticut                                          Insurance Company, 1991 to present; Director and Senior Vice
Age 43                                                         President, Aetna Investment Services, Inc., July 1993 to present;
                                                               Director and Senior Vice President, Aetna Insurance Company of
                                                               America, September 1992 to present.

--------------------------------------------------------------------------------------------------------------------------------
Corine T. Norgaard              Director                       Dean of the Barney School of Business, University of Hartford
556 Wormwood Hill                                              (West Hartford, CT), August 1996 to present; Professor, Accounting
Mansfield Center, Connecticut                                  and Dean of the School of Management, Binghamton University
Age 61                                                         (Binghamton, NY), August 1993 to August 1996; Professor,
                                                               Accounting, University of Connecticut (Storrs, CT), September 1969
                                                               to June 1993; Director, The Advest Group (holding company for brokerage firm) through September 1996.

--------------------------------------------------------------------------------------------------------------------------------
Richard G. Scheide              Director, Chairperson          Trust and Private Banking Consultant, David Ross Palmer
11 Lily Street                  Audit Committee                Consultants, July 1991 to present.
Nantucket, Massachusetts
Age 69

--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------

                                                               Principal Occupation During Past Five Years (and
                                Position(s) Held with the      Positions held with Affiliated Persons or Principal
Name Address and Age            Fund                           Underwriters of the Fund)
--------------------------------------------------------------------------------------------------------------------------------
Stephanie A. DeSisto            Vice President, Treasurer      Vice President Mutual Fund Accounting, Aeltus Investment Management,
242 Trumbull Street             and Chief Financial Officer    Inc., November 1995 to present; Director Mutual Fund Accounting,
Hartford, Connecticut                                          Aetna Life Insurance and Annuity Company, August 1994 to November
Age 45                                                         1995; Assistant Vice President, Investors Bank & Trust, January
                                                               1993 to August 1994.

--------------------------------------------------------------------------------------------------------------------------------

*Indicates those Directors who are interested persons as defined in the Investment Company Act of 1940 (1940 Act).

The following new information is added prior to the section entitled "The Administrative Services Agreement" on page 23:

                            THE SUBADVISORY AGREEMENT

Aeltus and the Fund, on behalf of Aetna Value Opportunity VP (Value Opportunity), have entered into an agreement (Subadvisory Agreement) with Bradley, Foster & Sargent, Inc. (Bradley) effective October 1, 1998 appointing Bradley subadviser of Value Opportunity. Bradley is managed by its six principals, Robert H. Bradley, Peter B. Canoni, Timothy H. Foster, Jeffrey G. Marsted, J. Edward Roney, Jr., and Joseph D. Sargent. The Subadvisory Agreement was approved by the Fund's Directors on June 24, 1998 and approved by the shareholders of Value Opportunity on September 4, 1998. The Subadvisory Agreement will be effective through December 31, 1999. The Subadvisory Agreement will remain in effect thereafter if approved at least annually by a majority of the Directors, including a majority of the Independent Directors of the Fund, at a meeting called for that purpose and held in person. The Subadvisory Agreement may be terminated without penalty at any time by the Directors or by a majority of the outstanding voting securities of Value Opportunity or on sixty (60) days' written notice by Aeltus, the Fund or the Subadviser. The Subadvisory Agreement terminates automatically in the event of its assignment.

The Subadvisory Agreement gives Bradley broad latitude to select securities for Value Opportunity consistent with the investment objective and policy of that Portfolio, and subject to Aeltus' oversight. The Agreement contemplates that Bradley will be responsible only for making and communicating investment decisions. Aeltus will remain responsible for all other aspects of managing and administering Value Opportunity, including trade execution.

For the services under the Subadvisory Agreement, Bradley will receive an annual fee payable monthly as described in the Prospectus.

The following replaces the section entitled "Performance Information" on Pages 26 through 28:

                             PERFORMANCE INFORMATION

Performance information for each Portfolio including the yield of High Yield VP and Index Plus Bond VP and the total return of all Portfolios, may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return
Total return of a Portfolio for periods longer than one year is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Portfolio made at the beginning of each period, then calculating the average annual compounded rate of return which would produce the same investment return on the $1,000 investment in the Portfolio during that period. Total return calculations assume that all Portfolio distributions are reinvested at net asset value on their respective reinvestment dates.

From time to time, Aeltus may reduce its compensation or assume expenses in respect of the operations of a Portfolio in order to reduce the Portfolio's expenses. Any such waiver or assumption would increase a Portfolio's yield and total return during the period of the waiver or assumption.

The performance of the Portfolios may, from time to time, be compared to that of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

The performance of the Portfolios are commonly measured as total return. An average annual compounded rate of return (T) may be computed by using the redeemable value at the end of a specified period (ERV) of a hypothetical initial investment of $1,000 (P) over a period of time (n) according to a formula:

                                 P(1 + T)(n) = ERV

Total Return Quotations as of August 31, 1998:

                                     1 Year                 Since Inception            Inception Date
High Yield                                                                                12/10/97
Real Estate                                                                               12/15/97
Value Opportunity                                                                         12/13/96
Growth                                                                                    12/13/96
Mid Cap                                                                                   12/17/97
Small Company                                                                             12/27/96
International                                                                             12/22/97
Index Plus Large Cap                                                                      09/16/96
Index Plus Mid Cap                                                                        12/16/97
Index Plus Small Cap                                                                      12/19/97
Index Plus Bond                                                                           12/18/97

Investors should not consider this performance data as an indication of the future performance of any of the Portfolios of the Fund.

A Portfolio's investment results will vary from time to time depending upon market conditions, the composition of its investment portfolio and its operating expenses. Performance information of any Portfolio will not be compared in advertisements with such information for funds that offer their shares directly to the public, because Portfolio performance data does not reflect charges imposed by the insurance company on the VA Contracts and VLI Policies. The total return for a Portfolio should be distinguished from the rate of return of a corresponding division of the insurance company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. Accordingly, performance figures for a Portfolio will only be advertised publicly if comparable performance figures for the corresponding division of the separate account are included in the advertisements. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. Each Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

30-Day Yield
Quotations of yield for High Yield and Index Plus Bond will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

                                       a-b
                            YIELD = 2[(---)+1)(6)-1]
                                       cd

Where:

    a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period

The yield for High Yield and Index Plus Bond for the 30-day period ended August 31, 1998 was ____% and ____%, respectively.


The following replaces the section entitled "Financial Statements" on Page 34:

[To be filed]

Form Number                                                         October 1998

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.  Financial Statements and Exhibits

     (a)      Financial Statements:*
           (1)     To be included in Part A:
                      Financial Highlights

           (2) (i) To be incorporated by reference in Part B to the Fund's Annual Report dated December 31, 1997 on Form N-30D (File No. 811-7651), as filed electronically with the Securities and Exchange Commission on ________, 1998 (Accession No. ____________):
                     Audited Financial Statements for Aetna Variable Index Plus Portfolio(1), Aetna Variable Small Company Portfolio(2), Aetna Variable Capital Appreciation Portfolio(3) and Aetna Variable Growth Portfolio(4) as of December 31, 1997, which include the following:

                        Portfolios of Investments
                        Statements of Assets and Liabilities as of December
                         31, 1997
                        Statements of Operations for the year ended December
                         31, 1997
                        Statements of Changes in Net Assets for the year ended
                         December 31, 1997 and the periods ended December
                         31, 1996
                        Notes to Financial Statements
                        Independent Auditors' Reports

                          1. Renamed Aetna Index Plus Large Cap VP effective May 1, 1998.
                          2.  Renamed Aetna Small Company VP effective
                              May 1, 1998.
                          3. Renamed Aetna Value Opportunity VP effective May 1, 1998.
                          4.  Renamed Aetna Growth VP effective May 1, 1998.

               ii) To be included in Part B:

                     Audited Financial Statements as of December 31, 1997, which include the following:

                       Aetna High Yield Portfolio(1)
                         Portfolio of Investments
                         Statement of Assets and Liabilities as of December
                           31, 1997
                         Statements of Operations and Changes in Net Assets for
                           the period from December 10, 1997 to December 31,
                           1997
                         Notes to Financial Statements
                         Independent Auditors' Report

                       Aetna Index Plus Bond Portfolio(2)
                         Portfolio of Investments
                         Statement of Assets and Liabilities as of December
                           31, 1997
                         Statements of Operations and Changes in Net Assets for
                           the period from December 18, 1997 to December 31,
                           1997

                         Notes to Financial Statements
                         Independent Auditors' Report

                       Aetna Index Plus Mid Cap Portfolio(3)
                         Portfolio of Investments
                         Statement of Assets and Liabilities as of December
                           31, 1997
                         Statements of Operations and Changes in Net Assets for
                           the period from December 15, 1997 to December 31,
                           1997
                         Notes to Financial Statements
                         Independent Auditors' Report

                       Aetna Index Plus Small Cap Portfolio(4)
                         Portfolio of Investments
                         Statement of Assets and Liabilities as of December
                           31, 1997
                         Statements of Operations and Changes in Net Assets for
                           the period from December 19, 1997 to December 31,
                           1997
                         Notes to Financial Statements
                         Independent Auditors' Report

                       Aetna International Portfolio(5)
                         Portfolio of Investments
                         Statement of Assets and Liabilities as of December
                           31, 1997
                         Statements of Operations and Changes in Net Assets for
                           the period from December 22, 1997 to December 31,
                           1997
                         Notes to Financial Statements
                         Independent Auditors' Report

                       Aetna Mid Cap Portfolio(6)
                         Portfolio of Investments
                         Statement of Assets and Liabilities as of December
                           31, 1997
                         Statements of Operations and Changes in Net Assets for
                           the period from December 17, 1997 to December 31,
                           1997
                         Notes to Financial Statements
                         Independent Auditors' Report

                       Aetna Real Estate Securities Portfolio(7)
                         Portfolio of Investments
                         Statement of Assets and Liabilities as of December
                           31, 1997
                         Statements of Operations and Changes in Net Assets for
                           the period from December 15, 1997 to December 31,
                           1997
                         Notes to Financial Statements

                       Independent Auditors' Report

                          1.  Renamed Aetna High Yield VP effective May 1, 1998.
                          2.  Renamed Aetna Index Plus Bond VP effective May
                              1, 1998.
                          3.  Renamed Aetna Index Plus Mid Cap VP effective
                              May 1, 1998.
                          4. Renamed Aetna Index Plus Small Cap VP effective May 1, 1998.
                          5.  Renamed Aetna International VP effective May
                              1, 1998.
                          6.  Renamed Aetna Mid Cap VP effective May 1, 1998.
                          7. Renamed Aetna Real Estate Securities VP effective May 1, 1998.

             (iii) To be incorporated by reference in Part B to the Fund's Semi-
                   annual Report dated ______, 1998, as filed electronically with the Securities and Exchange Commission on _____, 1998 (File No. 811-6352) (Accession No. _________):
                     Unaudited Financial Statements for Aetna Index Plus Large Cap VP, Aetna Small Company VP, Aetna Value Opportunity VP, Aetna Growth VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna International VP, Aetna Mid Cap VP and Aetna Real Estate Securities VP for the period ended June 30, 1998 which include the following:

                       Portfolios of Investments
                       Statements of Assets and Liabilities as of June 30, 1998 Statements of Operations for the six month period ended
                         June 30, 1998
                       Statements of Changes in Net Assets for the six month
                         period ended June 30, 1998
                       Notes to Financial Statements

     (b) Exhibits
         (1)(a) Articles of Incorporation(1)
         (1)(b) Articles of Amendment(2)
         (1)(c) Articles Supplementary(3)
         (1)(d) Articles of Amendment(4)
         (2)    Amended Bylaws(2)
         (3)    Not applicable
         (4) Instruments Defining Rights of Holders (set forth in the Articles of Incorporation which are incorporated by reference)(1)
         (5)(a) Investment Advisory Agreement between Aeltus Investment Management, Inc. ("Aeltus") and Aetna Variable Portfolios, Inc., on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna International VP, Aetna Mid Cap VP and Aetna Real Estate Securities VP(3)
         (5)(b) Subadvisory Agreement between Bradley, Foster & Sargent, Inc. and Aetna Variable Portfolios, Inc., on behalf of Aetna Value Opportunity VP*
         (6) Underwriting Agreement between Aetna Variable Portfolios, Inc. and Aetna Life Insurance and Annuity Company(2)
         (7)    Directors' Deferred Compensation Plan(3)

         (8)(a) Custodian Agreement between Aetna Variable Portfolios, Inc. and Mellon Bank, N.A. for Aetna Value Opportunity VP, Aetna Growth VP, Aetna Index Plus Large Cap VP and Aetna Small Company VP(2)
         (8)(b) Amendment to Custodian Agreement between Aetna Variable Portfolios, Inc. and Mellon Bank, N.A. for Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna High Yield VP and Aetna Real Estate Securities VP(3)
         (8)(c) Custodian Agreement between Aetna Variable Portfolios, Inc. and Brown Brothers Harriman & Co. for Aetna International VP(4)
         (9)(a) Administrative Services Agreement between Aeltus and Aetna Variable Portfolios, Inc., on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large Cap VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna International VP, Aetna Mid Cap VP and Aetna Real Estate Securities VP(3)
         (9)(b) License Agreement(2)
         (10)   Opinion and Consent of Counsel
         (11)   Consent of Independent Auditors
         (12)   Not applicable
         (13)(a)Agreement re: Initial Contribution to Working Capital for Aetna Value Opportunity VP, Aetna Growth VP, Aetna Index Plus Large Cap VP and Aetna Small Company VP(2)
         (13)(b)Agreement re: Initial Contribution to Working Capital for Aetna Index Plus Bond VP, Index Plus Mid Cap VP, Aetna Mid Cap VP, Index Plus Small Cap VP, Aetna High Yield VP, Aetna Real Estate Securities VP and Aetna International VP(5)
         (14)   Not applicable
         (15)   Not applicable
         (16)   Schedule for Computation of Performance Data(2)
         (17)   See exhibit 27 below
         (18)   Not applicable
         (19)(a)Power of Attorney(6)
         (19)(b)Power of Attorney(7)
         (19)(c)Authorization for Signatures(5)
         (27)   Financial Data Schedule*

*To be filed

1. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically with the Securities and Exchange Commission on June 4, 1996 (Accession No. 0000928389-96-000122).
2. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on March 7, 1997 (Accession No. 0000950146-97-000336).
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on February 26, 1998 (Accession No. 0000950146-98-000289).
4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on April 27, 1998 (Accession No. 0000950146-98-000686).

5. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on September 26, 1997 (Accession No. 0000950146-97-001480).
6. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on January 16, 1998 (Accession No. 0000950146-98-000093).
7. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on June 29, 1998 (Accession No. 0000950146-98-001122).

Item 25.  Persons Controlled by or Under Common Control

     Registrant is a Maryland corporation for which separate financial statements are filed. As of June 30, 1998, Aetna Life Insurance Company owned 72.75% of Aetna International VP's outstanding voting securities and Aetna Life Insurance and Annuity Company ("Aetna") had a controlling interest in the following portfolios of the Registrant:

                                                                % Aetna

              Aetna Value Opportunity VP                          92.47%
              Aetna Growth VP                                     92.47%
              Aetna Index Plus Large Cap VP                       96.50%
              Aetna Small Company VP                              94.85%
              Aetna Index Plus Bond VP                           100.00%
              Aetna Index Plus Mid Cap VP                        100.00%
              Aetna Mid Cap VP                                   100.00%
              Aetna Index Plus Small Cap VP                      100.00%
              Aetna High Yield VP                                100.00%
              Aetna Real Estate Securities VP                     99.43%
              Aetna International VP                              27.07%

     Aetna and Aetna Life Insurance Company are indirect wholly-owned subsidiaries of Aetna Inc.

     A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to
     Item 26 of the Registration Statement on Form N-4 (File No. 333-56297), as filed electronically with the Securities and Exchange Commission on June 8, 1998 (Accession No. 0000950146-98-000983).

Item 26. Number of Holders of Securities

          (1) Title of Class                     (2) Number of Record Holders
                                                     as of June 30, 1998

Aetna Value Opportunity VP                                      2
Aetna Growth VP                                                 2
Aetna Index Plus Large Cap VP                                   2
Aetna Small Company VP                                          2
Aetna Index Plus Bond VP                                        3
Aetna Index Plus Mid Cap VP                                     3
Aetna Mid Cap VP                                                2
Aetna Index Plus Small Cap VP                                   3
Aetna High Yield VP                                             3
Aetna Real Estate Securities VP                                 4




Aetna International VP                                          5


Item 27.  Indemnification

     Article 10, Section (iv) of the Registrant's Articles of Incorporation, which are incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on June 4, 1996 (Accession No. 0000950146-96-000122), provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company which expires October 1, 1999.

     Section XI.B of the Administrative Services Agreement filed herewith as
     Exhibit 9(a) provides for indemnification of the Administrator.

     Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 28.  Business and Other Connections of Investment Adviser

     The investment adviser, Aeltus Investment Management, Inc. ("Aeltus"), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as investment adviser and administrator for the Registrant, Aeltus acts as investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc. (formerly Aetna Investment Adviser Fund, Inc.), Aetna GET Fund, Aetna Generation Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (the "1940 Act")). It also acts as investment adviser to certain private accounts.

     The following table summarizes the business connections of the directors and principal officers of the investment adviser.

------------------------------------------------------------------------------------------------------------------------
Name                          Positions and Offices            Other Principal Position(s) Held
----                          with Investment Adviser          Since Oct. 31, 1995/Addresses*/**
                              -----------------------          ---------------------------------

------------------------------------------------------------------------------------------------------------------------
John Y. Kim                   Director, President, Chief       Director (since February 1995) -- Aetna Life Insurance
                              Executive Officer, Chief         and Annuity Company; Senior Vice President (since
                              Investment Officer               September 1994) -- Aetna Life Insurance and Annuity
                                                               Company.

------------------------------------------------------------------------------------------------------------------------
Name                          Positions and Offices            Other Principal Position(s) Held
----                          with Investment Adviser          Since Oct. 31, 1995/Addresses*/**
                              -----------------------          ---------------------------------

------------------------------------------------------------------------------------------------------------------------
J. Scott Fox                  Director, Managing Director,     Vice President (since April 1997) -- Aetna Retirement
                              Chief Operating Officer, Chief   Services, Inc.; Director and Senior Vice President
                              Financial Officer                (March 1997 - February 1998) -- Aetna Life Insurance
                                                               and Annuity Company; Managing Director, Chief Operating
                                                               Officer, Chief Financial Officer, Treasurer (April
                                                               1994 - March 1997) -- Aeltus Investment Management, Inc.

Thomas J. McInerney           Director                         President (since August 1997) -- Aetna Retirement
                                                               Services, Inc.; Director and President (since September
                                                               1997) -- Aetna Life Insurance and Annuity Company;
                                                               Executive Vice President (since August 1997) -- Aetna
                                                               Inc.; Vice President, Strategy (March 1997 - August
                                                               1997) -- Aetna Inc.; Vice President, Marketing and Sales
                                                               (December 1996 - March 1997) -- Aetna U.S. Healthcare;
                                                               Vice President, National Accounts (April 1996 - December
                                                               1996) -- Aetna U.S. Healthcare; Vice President, Strategy,
                                                               Finance, & Administration (July 1995 - April 1996) --
                                                               Aetna Inc.

Catherine H. Smith            Director                         Director, Senior Vice President and Chief Financial
                                                               Officer (since February 1998) -- Aetna Life Insurance
                                                               and Annuity Company; Chief Financial Officer (since
                                                               February 1998) -- Aetna Retirement Services, Inc.; Vice
                                                               President, Strategy, Finance and Administration,
                                                               Financial Relations (September 1996 - February 1998)
                                                                -- Aetna Inc.; Chief of Staff, Health/Group Life,
                                                               Strategy and Communication (April 1993 - September
                                                               1996) -- Aetna U.S. Healthcare.

Lennart A. Carlson            Managing Director, Fixed         Managing Director (since January 1996) -- Aeltus Trust
                              Income Investments               Company.

------------------------------------------------------------------------------------------------------------------------
Name                          Positions and Offices            Other Principal Position(s) Held
----                          with Investment Adviser          Since Oct. 31, 1995/Addresses*/**
                              -----------------------          ---------------------------------

------------------------------------------------------------------------------------------------------------------------
Steven C. Huber               Managing Director, Fixed         Portfolio Manager (August 1991 - August 1996) -- Aetna
                              Income Investments               Life Insurance and Annuity Company; Managing Director
                                                               (since August 1996) -- Aeltus Trust Company.

Brian K. Kawakami             Vice President, Chief            Chief Compliance Officer & Director (since January
                              Compliance Officer               1996) -- Aeltus Trust Company; Chief Compliance Officer
                                                               (since August 1993) -- Aeltus Capital, Inc.

Neil Kochen                   Managing Director, Product       Managing Director (since April 1996) -- Aeltus Trust
                              Development                      Company; Managing Director (since August 1996)
                                                               -- Aeltus Capital, Inc.; Managing Director (July 1994
                                                               - August 1996) -- Aetna Life Insurance and Annuity
                                                               Company.

Frank Litwin                  Managing Director, Retail        Vice President, Strategic Marketing (April, 1992 -
                              Marketing and Sales              August, 1997) -- Fidelity Investments Institutional
                                                               Services Company.

Kevin M. Means                Managing Director, Equity        Managing Director (July 1994 - August 1996) -- Aetna
                              Investments                      Life Insurance and Annuity Company; Managing Director
                                                               (since August 1996) -- Aeltus Trust Company.

L. Charles Meythaler          Managing Director,               Director (since July 1997) -- Aeltus Trust Company;
                              Institutional Marketing          Managing Director (since June 1997) -- Aeltus Trust
                              and Sales                        Company; President (June 1993 - April 1997) -- New
                                                               England Investment Association.

Jeanne Wong-Boehm             Managing Director, Fixed         Portfolio Manager (March 1982 - August 1996) -- Aetna
                              Income Investments               Life Insurance and Annuity Company; Portfolio Manager
                                                               (March 1982 - August 1996) -- Aetna Inc.; Managing
                                                               Director (since August 1996) -- Aeltus Trust Company.


* Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 242 Trumbull Street, Hartford, Connecticut 06103-1205. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

** Certain officers and directors of the investment adviser currently hold (or have held during the past two years) other positions with affiliates of the Registrant that are not deemed to be principal positions.

For information regarding Bradley, Foster & Sargent, Inc. (Bradley), the subadviser for the Fund, reference is hereby made to the section entitled "Subadviser" in the supplements dated October 1, 1998 (filed herewith) to the Prospectus dated May 1, 1998 and the Statement of Additional Information dated May 1, 1998. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers of Bradley, reference is hereby made to the current Form ADV (File No. 801-46616) of Bradley filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 29. Principal Underwriters

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund and Aetna Generation Portfolios, Inc. and as investment adviser, principal underwriter and administrator for Portfolio Partners, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America ("AICA") (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and principal officers of the
         Underwriter:

         Name and Principal            Positions and Offices with Principal          Positions and Offices
         Business Address*                         Underwriter                          with Registrant
         -----------------             ------------------------------------          ---------------------

         Thomas J. McInerney           Director and President                        None

         Robert D. Friedhoff           Director and Senior Vice President            None

         John Y. Kim                   Director and Senior Vice President            Director

         Shaun P. Mathews              Director and Senior Vice President            Director

         Catherine H. Smith            Director, Senior Vice President and Chief     None
                                       Financial Officer

         Thomas P. Waldron             Director and Vice President                   None

         Kirk P. Wickman               Vice President, General Counsel and           None
                                       Corporate Secretary

         Deborah Koltenuk              Vice President and Treasurer, Corporate       None
                                       Controller

         Frederick D. Kelsven          Vice President and Chief Compliance Officer   None

* Except with respect to Mr. Kim, the principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156. Mr. Kim's address is 242 Trumbull Street, Hartford, Connecticut 06103-1205.

   (c) Not applicable

Item 30. Location of Accounts and Records

     As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 or 242 Trumbull Street, Hartford, Connecticut 06103-1205.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     The Registrant undertakes that if requested by the holders of at least 10% of the Registrant's outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting as if Section 16(c) of the 1940 Act applied.

     The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of its latest annual report to shareholders, upon request and without charge.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, Aetna Variable Portfolios, Inc. has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereto duly authorized, in the City of Hartford and State of Connecticut, on the 30th day of July, 1998.


                                            AETNA VARIABLE PORTFOLIOS, INC.
                                            -------------------------------
                                            Registrant


                                            By:  J. Scott Fox*
                                            -------------------------------
                                                 J. Scott Fox
                                                 President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons on July 30, 1998 in the capacities indicated.

Signature                       Title                                                   Date
---------                       -----                                                   ----

J. Scott Fox*                   President and Director
------------------------------
J. Scott Fox                    (Principal Executive Officer)                   )
                                                                                )
                                                                                )
Albert E. DePrince, Jr.**       Director                                        )
------------------------------                                                  )
Albert E. DePrince, Jr.                                                         )
                                                                                )
Maria T. Fighetti*              Director                                        )   July
------------------------------                                                  )
Maria T. Fighetti                                                               )   30, 1998
                                                                                )
David L. Grove*                 Director                                        )
------------------------------                                                  )
David L. Grove                                                                  )
                                                                                )
John Y. Kim*                    Director                                        )
------------------------------                                                  )
John Y. Kim                                                                     )
                                                                                )
Sidney Koch*                     Director                                       )
------------------------------                                                  )
Sidney Koch                                                                     )
                                                                                )
Shaun P. Mathews*                Director                                       )
------------------------------                                                  )
Shaun P. Mathews                                                                )
                                                                                )
Corine T. Norgaard*              Director                                       )
------------------------------                                                  )
Corine T. Norgaard                                                              )




                                                                                )
Richard G. Scheide*              Director                                       )
------------------------------                                                  )
Richard G. Scheide                                                              )
                                                                                )
Stephanie A. Taylor*             Treasurer and Chief Financial Officer          )
------------------------------                                                  )
Stephanie A. Taylor              (Principal Financial and Accounting Officer)   )

By:  /s/ Amy R. Doberman
     -------------------------------------------------------------
     *Amy R. Doberman
     Attorney-in-Fact

 *Executed pursuant to Power of Attorney dated December 10, 1997 and filed with the Securities and Exchange Commission on January 16, 1998 (Accession No. 0000950146-98-000093).

**Executed pursuant to Power of Attorney dated June 24, 1998 and filed with the Securities and Exchange Commission on June 29, 1998 (Accession No. 0000950146-98-001122).

                         Aetna Variable Portfolios, Inc.
                                  EXHIBIT INDEX

Exhibit No.    Exhibit                                                                                 Page
-----------    -------                                                                                 ----

99-B.1(a)      Articles of Incorporation                                                                 *

99-B.1(b)      Articles of Amendment                                                                     *

99-B.1(c)      Articles Supplementary                                                                    *

99-B.1(d)      Articles of Amendment                                                                     *

99-B.2         Amended Bylaws                                                                            *

99-B.4         Instruments Defining Rights of Holders                                                    *

99-B.5(a)      Investment Advisory Agreement between Aeltus Investment Management, Inc.                  *
               ("Aeltus") and Aetna Variable Portfolios, Inc., on behalf of Aetna Value
               Opportunity VP, Aetna Growth VP, Aetna Small Company VP, Aetna Index Plus Large
               Cap VP, Aetna High Yield VP, Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap
               VP, Aetna Index Plus Small Cap VP, Aetna International VP, Aetna Mid Cap VP and
               Aetna Real Estate Securities VP

99-B.5(b)      Subadvisory Agreement between Bradley, Foster & Sargent, Inc. and Aetna Variable         **
               Portfolios, Inc., on behalf of Aetna Value Opportunity VP

99-B.6         Underwriting Agreement between Aetna Variable Portfolios, Inc. and Aetna Life             *
               Insurance and Annuity Company

99-B.7         Directors' Deferred Compensation Plan                                                     *

99-B.8(a)      Custodian Agreement between Aetna Variable Portfolios, Inc. and Mellon Bank, N.A.         *
               for Aetna Value Opportunity VP, Aetna Growth VP, Aetna Index Plus Large Cap VP
               and Aetna Small Company VP

99-B.8(b)      Amendment to Custodian Agreement between Aetna Variable Portfolios, Inc. and              *
               Mellon Bank, N.A. for Aetna Index Plus Bond VP, Aetna Index Plus Mid Cap VP,
               Aetna Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna High Yield VP and Aetna
               Real Estate Securities VP

 *Incorporated by reference
**To be filed

Exhibit No.    Exhibit                                                                                 Page
-----------    -------                                                                                 ----

99-B.8(c)      Custodian Agreement between Aetna Variable Portfolios, Inc. and Brown Brothers            *
               Harriman & Co. for Aetna International VP

99-B.9(a)      Administrative Services Agreement between Aeltus and Aetna Variable Portfolios,           *
               Inc., on behalf of Aetna Value Opportunity VP, Aetna Growth VP, Aetna Small
               Company VP, Aetna Index Plus Large Cap VP, Aetna High Yield VP, Aetna Index Plus
               Bond VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP, Aetna
               International VP, Aetna Mid Cap VP and Aetna Real Estate Securities VP

99-B.9(b)      License Agreement                                                                         *

99-B.10        Opinion and Consent of Counsel
                                                                                                       ----------

99-B.11        Consent of Independent Auditors
                                                                                                       ----------

99-B.13(a)     Agreement re:  Initial Contribution to Working Capital for Aetna Value Opportunity        *
               VP, Aetna Growth VP, Aetna Index Plus Large Cap VP and Aetna Small Company VP

99-B.13(b)     Agreement re: Initial Contribution to Working Capital for Aetna Index Plus Bond           *
               VP, Index Plus Mid Cap VP, Aetna Mid Cap VP, Index Plus Small Cap VP, Aetna High
               Yield VP, Aetna Real Estate Securities VP and Aetna International VP

99-B.16        Schedule for Computation of Performance Data                                              *

99-B.19(a)     Power of Attorney                                                                         *

99-B.19(b)     Power of Attorney                                                                         *

99-B.19(c)     Authorization for Signatures                                                              *

27             Financial Data Schedule                                                                   **

 *Incorporated by reference
**To be filed